Fair Value Measurements - Quantitative Information about Level 3 Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Investments [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Estimate	468
Impaired Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Estimate	22,084
Impaired Loans [Member] | Appraisal of collateral [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Measurements, Valuation Technique	Appraisal of collateral
Impaired Loans [Member] | Discounted cash flows [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Measurements, Valuation Technique	Discounted cash flows
Investments [Member] | Appraisal of collateral [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Measurements, Valuation Technique	Appraisal of collateral
Other real estate owned [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Estimate	471
Other real estate owned [Member] | Appraisal of collateral [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Measurements, Valuation Technique	Appraisal of collateral
Maximum [Member] | Investments [Member] | Appraisal of collateral [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Assumptions, Appraisal adjustments	30.00%
Fair Value Assumptions, Liquidation expense	12.00%
Maximum [Member] | Impaired Loans [Member] | Appraisal of collateral [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Assumptions, Appraisal adjustments	30.00%
Fair Value Assumptions, Liquidation expense	10.00%
Fair Value Assumptions, Holding period	30 months
Maximum [Member] | Impaired Loans [Member] | Discounted cash flows [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Assumptions, Discount rates	8.50%
Maximum [Member] | Other Real Estate Owned [Member] | Appraisal of collateral [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Assumptions, Appraisal adjustments	30.00%
Fair Value Assumptions, Liquidation expense	10.00%
Minimum [Member] | Investments [Member] | Appraisal of collateral [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Assumptions, Appraisal adjustments	20.00%
Fair Value Assumptions, Liquidation expense	8.00%
Minimum [Member] | Impaired Loans [Member] | Appraisal of collateral [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Assumptions, Appraisal adjustments	10.00%
Fair Value Assumptions, Liquidation expense	0.00%
Fair Value Assumptions, Holding period	0 months
Minimum [Member] | Impaired Loans [Member] | Discounted cash flows [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Assumptions, Discount rates	2.00%
Minimum [Member] | Other Real Estate Owned [Member] | Appraisal of collateral [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Assumptions, Appraisal adjustments	10.00%
Fair Value Assumptions, Liquidation expense	0.00%